Transactions Narrative (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [abstract]
Rent paid to Ailanthus (related party)	€ 172	€ 141	€ 167
Non-current receivable on joint venture	€ 804	€ 0	€ 0